Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of minimum lease payments under the operating lease
Future minimum lease payments under the operating leases as of December 31, 2021, were as follows:

Operating Lease Obligations
Fiscal Year:
2022	$3,051
2023	2,002
2024	797
2025	130
2026	130
2027 and thereafter	8

Total	6,118
Less imputed interest	232

Present value of net future minimum lease payments	5,886
Less operating lease liabilities-current	2,899

Long-term operating lease liabilities	$2,987